Exhibit 99.1

GM Financial Automobile Leasing Trust 2017-2

2.96% Exchange Note

Class A-1 1.25000% Asset Backed Notes

Class A-2A 1.72% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 2.02% Asset Backed Notes

Class A-4 2.18% Asset Backed Notes

Class B 2.43% Asset Backed Notes

Class C 2.84% Asset Backed Notes

Class D 2.95% Asset Backed Notes

Servicer's Certificate

Beginning of Period:	02/01/20
End of Period:	02/29/20
Number of days in Interest Period (Actual/360):	29
Number of days in Collection Period:	29
Report Due Date:	03/18/20
Distribution Date:	03/20/20
Transaction Month:	33

2017-2				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	53,085	05/01/2017	06/14/2017	$1,362,471,925

Total	53,085			$1,362,471,925

RECONCILIATION OF 2017-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$230,080,016

{2}	Reduction in Agg. Securitization Value due to payments	{2}	2,615,357
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	422,684
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	47,649,069
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	50,687,110

{7}	End of period Aggregate Securitization Value		{7}	$179,392,906

{8}	Seller's Exercise of 10% Option		{8}	179,392,906

{9}	Pool Factor		{9}	13.166723%

RECONCILIATION OF 2017-2 EXCHANGE NOTE

{10}	Original Exchange Note Balance	{10}	$1,326,000,000

{11}	Beginning of period Exchange Note Balance	{11}	$193,608,091

{12}	Exchange Note Principal Payment Amount	{12}	55,779,450

{13}	With Optional Purchase, the Exchange Note shall be discharged and released	{13}	137,828,641

{14}	End of period Exchange Note Balance	{14}	$0

{15}	Note Pool Factor	{15}	0.000000%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{16}	Original Note Balance	{16}	$169,000,000	$260,000,000	$220,000,000	$350,000,000	$99,150,000

{17}	Beginning of period Note Balance	{17}	$0	$0	$0	$0	$0

{18}	Noteholders' Principal Distributable Amount	{18}	0	0	0	0	0
{19}	Noteholders' Accelerated Principal Amount	{19}	0	0	0	0	0
{20}	Aggregate Principal Parity Amount	{20}	0	0	0	0	0
{21}	Matured Principal Shortfall	{21}	0	0	0	0	0

{22}	End of period Note Balance	{22}	$0	$0	$0	$0	$0

{23}	Note Pool Factor	{23}	0.000000%	0.000000%	0.000000%	0.000000%	0.000000%

			Class B	Class C	Class D	TOTAL
{24}	Original Note Balance	{24}	$59,260,000	$55,130,000	$37,460,000	$1,250,000,000

{25}	Beginning of period Note Balance	{25}	$4,649,003	$55,130,000	$37,460,000	$97,239,003

{26}	Noteholders' Principal Distributable Amount	{26}	4,649,003	55,130,000	37,460,000	97,239,003
{27}	Noteholders' Accelerated Principal Amount	{27}	0	0	0	0
{28}	Aggregate Principal Parity Amount	{28}	0	0	0	0
{29}	Matured Principal Shortfall	{29}	0	0	0	0

{30}	End of period Note Balance	{30}	$0	$0	$0	$0

{31}	Note Pool Factor	{31}	0.000000%	0.000000%	0.000000%	0.000000%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{32}	Beginning of period Designated Pool Balance		{32}	N/A

{33}	Ending Designated Pool Balance	{33}	179,392,906
{34}	Unpaid prior Exchange Note Principal Payment Amount	{34}	0
{35}	Sum of {33} + {34}		{35}	179,392,906

{36}	Exchange Note Principal Payment Amount {32} - {35}		{36}	N/A

	Interest calculation:
	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{37}	$193,608,091	$0	2.96%	30	30/360	$477,567

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{38}	2017-2 Designated Pool Collections (net of Liquidation Proceeds and fees)	{38}	$3,460,827
{39}	Net Liquidation Proceeds collected during period	{39}	52,987,923
{40}	Investment Earnings	{40}	69,008
{41}	Investment Earnings - transferred to Indenture Note Collection Account	{41}	(69,008)
{42}	Deposit from Servicer	{42}	0

{43}	Total Additions:		{43}	56,448,750

	Distributions:
{44}	To the Servicer, Designated Pool Servicing Fee	{44}	191,733
{45}	To the 2017-2 Exchange Noteholder, the Exchange Note Interest Payment Amount	{45}	477,567
{46}	To the 2017-2 Exchange Noteholder, the Exchange Note Principal Payment Amount	{46}	55,779,450
{47}	To the 2017-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{47}	0
{48}	To the 2017-2 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{48}	0

{49}	Total Distributions:		{49}	$56,448,750

NOTEHOLDERS' MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders' Principal Distributable calculation:
{50}	Beginning Agg. Securitization Value	{50}	N/A
{51}	Ending Agg. Securitization Value	{51}	179,392,906
{52}	Principal Distributable Amount {50} - {51}		{52}	N/A

{53}	Noteholders' Principal Carryover Amount		{53}	0

{54}	Principal Distributable Amount + Noteholders' Principal Carryover Amount			{54}	N/A

{55}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance			{55}	0

{56}	Noteholders' Principal Distributable Amount Lessor of {54} and {55}				{56}	N/A

	Noteholders' Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{57}	Class A-1	$0	$0	1.25000%	29	Actual/360	$0
{58}	Class A-2A	$0	0	1.72%	30	30/360	0
{59}	Class A-2B	$0	0	1.94700%	29	Actual/360	0
{60}	Class A-3	$0	0	2.02%	30	30/360	0
{61}	Class A-4	$0	0	2.18%	30	30/360	0
{62}	Class B	$4,649,003	0	2.43%	30	30/360	9,415
{63}	Class C	$55,130,000	0	2.84%	30	30/360	130,475
{64}	Class D	$37,460,000	0	2.95%	30	30/360	92,090

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{65}	2017-2 Exchange Note Collections	{65}	$56,257,017
{66}	Investment Earnings	{66}	0
{67}	Investment Earnings - transferred from Exchange Note Collection Account	{67}	69,008
{68}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{68}	7,795
{69}	Optional Purchase Price	{69}	97,470,983
{70}	Indenture Section 5.4 disposition of Collateral	{70}	0
{71}	Available Funds:		{71}	153,804,803

{72}	Reserve Account Withdrawal Amount	{72}	6,812,360

{73}	Total Distributable Funds:		{73}	160,617,163

	Distributions:
{74}	To the Successor Servicer, unpaid transition expenses, pro rata	{74}	0
{75}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{75}	417
{76}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{76}	208
{77}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{77}	0
{78}	Class A-1 Noteholders' Interest Distributable Amount pari passu	{78}	0
{79}	Class A-2A Noteholders' Interest Distributable Amount pari passu	{79}	0
{80}	Class A-2B Noteholders' Interest Distributable Amount pari passu	{80}	0
{81}	Class A-3 Noteholders' Interest Distributable Amount pari passu	{81}	0
{82}	Class A-4 Noteholders' Interest Distributable Amount pari passu	{82}	0
{83}	Class A Noteholders' Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84}	Class B Noteholders' Interest Distributable Amount	{84}	9,415
{85}	Class B Noteholders' Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86}	Class C Noteholders' Interest Distributable Amount	{86}	130,475
{87}	Class C Noteholders' Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88}	Class D Noteholders' Interest Distributable Amount	{88}	92,090
{89}	Class D Noteholders' Principal Parity Amount or Matured Principal Shortfall	{89}	0
{90}	Noteholders' Principal Distributable Amount	{90}	97,239,003
{91}	To the Reserve Account, the Reserve Amount Required Amount	{91}	0
{92}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{92}	0
{93}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{95}	0
{96}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{96}	0
{97}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{97}	63,145,555

{98}	Total Distributions:		{98}	$160,617,163

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{99}	Class A	$0	$179,392,906	$0	$160,616,538	$0
{100}	Class B	4,649,003	179,392,906	0	160,607,123	0
{101}	Class C	59,779,003	179,392,906	0	160,476,648	0
{102}	Class D	97,239,003	179,392,906	0	160,384,558	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{103}	Excess Total Available Funds			{103}	$63,145,555

{104}	Beginning Note Balance	{104}	97,239,003
{105}	Principal payments through Indenture Section 8.3 (i) through (xv)	{105}	97,239,003
{106}	Pro-Forma Note Balance		{106}	0

{107}	Ending Aggregate Securitization Value	{107}	179,392,906
{108}	10.75% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,9.75% Thereafter ($132,841,013)	{108}	N/A
{109}	Required Pro Forma Note Balance {107} - {108}		{109}	N/A

{110}	Excess of Pro Forma Balance minus Required Pro Forma Balance {106} - {109}			{110}	N/A

{111}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{111}	N/A

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{112}	Ending Aggregate Securitization Value	{112}	$179,392,906
{113}	End of Period Note Balance	{113}	0
{114}	Overcollateralization	{114}	0
{115}	Overcollateralization %		{115}	0.00%

	Asset Backed Notes:
{116}	Ending Aggregate Securitization Value	{116}	179,392,906
{117}	End of Period Note Balance	{117}	0
{118}	Overcollateralization	{118}	179,392,906
{119}	Overcollateralization %		{119}	0.00%

RECONCILIATION OF 2017-2 CASH RESERVE ACCOUNT

{120}	Specified Reserve Balance		{120}	$6,812,360

{121}	Beginning of Period Reserve Account balance		{121}	$6,812,360
{122}	Investment Earnings	{122}	7,795
{123}	From the Indenture Collection Account, the Reserve Account Required Amount	{123}	0
{124}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{124}	(6,820,155)
{125}	Total Reserve balance available:		{125}	0

{126}	Specified Reserve Balance		{126}	6,812,360

{127}	Release Excess Cash to Indenture Collection Available Funds		{127}	0

{128}	End of period Reserve Account balance		{128}	$0

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{129}	Receivables with Scheduled Payment delinquent 61 days or more	{129}	$1,429,113	0.80%

{130}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.90%)	{130}		Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	March 17, 2020

GM Financial

GMALT 2017-2

Supplemental Monthly Data

February 29, 2020

	Aggregate Securitization Value	Residual Value
Beginning of Period	$230,080,016	$219,997,897
Change	(50,687,110)	(219,997,897)
End of Period	$179,392,906	$0

Residual Value as % of Agg. Securitization Value		0.00%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	9,576	174,227,098	97.12%
31 - 60 days	202	3,736,695	2.08%
61 - 90 days	62	1,103,522	0.62%
91 - 120 days	15	325,591	0.18%
Total	9,855	179,392,906	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	150	2,815,538	5,963	145,317,665
Standard terminations	239	4,264,916	2,452	47,939,061
Total retained by lessee	389	7,080,454	8,415	193,256,726
Returned Vehicles
Early terminations	1,292	21,647,624	20,624	361,611,083
Standard terminations	1,006	18,920,990	11,802	216,213,684
Total returned to dealer	2,298	40,568,614	32,426	577,824,767
Charged off leases / Repossessed vehicles	27	422,684	2,388	49,932,748
Repurchases	0	0	1	21,071
Other	0	0	0	0
Total terminations	2,714	48,071,752	43,230	821,035,312

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	422,684	49,932,748
less: Sales proceeds	634,982	46,946,556
less: Excess wear and excess mileage received	253	24,151
less: Other amounts received	5,184	1,330,927
Net Credit (Gain) Loss	(217,735)	1,631,114

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	40,535,284	572,328,109
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	43,584,200	623,963,530
less: Excess wear and excess mileage received	327,976	2,518,826
less: Other recovery amounts	4,449	848,997
Residual (Gain) Loss	(3,381,341)	(55,003,244)

	Current Period	Prev. Month
Prepay Speed	0.8396%	1.3172%

Return Rate based on Scheduled to Terminate(2)	57.8696%	69.8824%

Return Rate based on Terminated Leases(3)	84.6721%	84.4817%

(1) Percentages may not add to 100% due to rounding.

(2) Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.

(3) Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.